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                           [NATIONWIDE INSURANCE LOGO]
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

January 2, 1997

VIA EDGAR
---------

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Nationwide VA Separate Account-B of
         Nationwide Life and Annuity Insurance Company
         SEC File No. 33-86408

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933 and on behalf of the Nationwide VA Separate Account-B (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement for the Company and the Variable Account which was filed with the Securities and Exchange Commission electronically on December 20, 1996.

If there are any questions in connection with the enclosed, please contact Elizabeth A. Davin at (614) 249-8678.

Very truly yours

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ Joseph P. Rath

Joseph P. Rath
Vice President and Associate
General Counsel

JPR/bt
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